Document and Entity Information	Dec. 16, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 16, 2022
Entity Registrant Name	KINETA, INC./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37695
Entity Tax Identification Number	20-8436652
Entity Address, Address Line One	219 Terry Ave. N.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	206
Local Phone Number	378-0400
Entity Information, Former Legal or Registered Name	Yumanity Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001445283
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	40 Guest Street
Entity Address, Address Line Two	Suite 4410
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135